As filed with the Securities and Exchange Commission on September 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(626) 304-9222
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.9%
	Consumer Discretionary - 10.7%
2,042,100	Ascena Retail Group, Inc. (a)	$32,796,126
73,200	Bed Bath & Beyond, Inc. (a)	4,632,828
246,600	CarMax, Inc. (a)	12,036,546
1,714,400	Carnival Corp.	62,095,568
105,600	Dillards, Inc. - Class A	12,589,632
54,900	DIRECTV (a)	4,724,145
980,437	L Brands, Inc.	56,835,933
60,000	Newell Rubbermaid, Inc.	1,948,800
660,100	Ross Stores, Inc.	42,510,440
2,392,900	Sony Corp. - ADR	44,101,147
193,400	TJX Cos., Inc.	10,306,286
25	Tribune Publishing Co. (a)	526
225,000	Walt Disney Co. (The)	19,323,000
29,600	Whirlpool Corp.	4,222,144
		308,123,121

	Consumer Staples - 1.4%
161,500	CVS Caremark Corp.	12,332,140
140,000	Kellogg Co.	8,376,200
205,000	PepsiCo, Inc.	18,060,500
		38,768,840

	Energy - 4.5%
338,200	Cameron International Corp. (a)	23,981,762
75,000	Encana Corp.	1,616,250
60,000	EOG Resources, Inc.	6,566,400
95,000	Exxon Mobil Corp.	9,399,300
45,000	National Oilwell Varco, Inc.	3,646,800
27,000	Noble Energy, Inc.	1,795,230
60,000	Range Resources Corp.	4,535,400
165,763	Schlumberger Ltd.	17,967,052
55,000	Southwestern Energy Co. (a)	2,231,900
1,432,600	Transocean Ltd.	57,791,084
		129,531,178

	Financials - 10.1%
120,000	American Express Co.	10,560,000
3,309,900	Charles Schwab Corp. (The)	91,849,725
56,500	Chubb Corp. (The)	4,899,115
384,000	CME Group, Inc.	28,392,960
437,900	Comerica, Inc.	22,008,854
79,000	Discover Financial Services	4,823,740
686,950	Marsh & McLennan Cos., Inc.	34,876,451
281,600	Mercury General Corp.	13,860,352
1,067,500	Wells Fargo & Co.	54,335,750
623,200	Willis Group Holdings PLC	25,395,400
		291,002,347

	Health Care - 24.8%
929,900	Abbott Laboratories	39,167,388
647,200	AbbVie, Inc.	33,874,448
75,000	Affymetrix, Inc. (a)	645,000
783,500	Amgen, Inc.	99,810,065
144,600	Biogen Idec, Inc. (a)	48,352,794
117,900	Boston Scientific Corp. (a)	1,506,762
1,890,300	Eli Lilly & Co.	115,421,718
386,735	GlaxoSmithKline PLC - ADR	18,706,372
894,800	Johnson & Johnson	89,560,532
885,100	Medtronic, Inc.	54,646,074
518,350	Novartis AG - ADR	45,065,349
595,000	PerkinElmer, Inc.	27,500,900
375,044	Roche Holding AG - CHF	108,839,925
380,000	Sanofi - ADR	19,862,600
90,000	Thermo Fisher Scientific, Inc.	10,935,000
		713,894,927

	Industrials - 10.7%
268,300	Airbus Group N.V. - EUR	15,566,780
95,200	Alaska Air Group, Inc.	4,185,944
203,300	Boeing Co. (The)	24,493,584
155,036	C.H. Robinson Worldwide, Inc.	10,458,729
135,000	Caterpillar, Inc.	13,601,250
54,000	CIRCOR International, Inc.	3,880,980
162,500	CSX Corp.	4,862,000
472,000	Curtiss-Wright Corp.	29,976,720
201,900	FedEx Corp.	29,655,072
269,200	Honeywell International, Inc.	24,720,636
232,000	Norfolk Southern Corp.	23,585,120
10,250	NOW, Inc. (a)	329,947
125,000	Pentair Ltd.	8,008,750
100,000	Republic Services, Inc.	3,793,000
394,700	Ritchie Bros. Auctioneers, Inc.	9,559,634
97,000	Rockwell Automation, Inc.	10,831,020
117,000	Safran S.A. - EUR	6,875,756
2,154,200	Southwest Airlines Co.	60,920,776
181,700	United Parcel Service, Inc. - Class B	17,641,253
56,000	United Technologies Corp.	5,888,400
		308,835,351

	Information Technology - 23.7%
225,000	Activision Blizzard, Inc.	5,035,500
447,600	Adobe Systems, Inc. (a)	30,933,636
241,700	Altera Corp.	7,908,424
470,800	Analog Devices, Inc.	23,365,804
975,000	Applied Materials, Inc.	20,436,000
2,471,600	Cisco Systems, Inc.	62,358,468
750,000	Corning, Inc.	14,737,500
407,000	Diebold, Inc.	15,335,760
290,500	Electronic Arts, Inc. (a)	9,760,800
558,700	EMC Corp.	16,369,910
20,300	Google, Inc. - Class A (a)	11,764,865
26,300	Google, Inc. - Class C (a)	15,033,080
1,382,900	Hewlett-Packard Co.	49,245,069
1,339,600	Intel Corp.	45,399,044
56,100	Intuit, Inc.	4,598,517
544,000	KLA-Tencor Corp.	38,890,560
2,914,000	L.M. Ericsson Telephone Co. - ADR	36,221,020
49,000	MasterCard, Inc. - Class A	3,633,350
1,768,100	Microsoft Corp.	76,311,196
668,200	NetApp, Inc.	25,952,888
81,400	NeuStar, Inc. - Class A (a)	2,267,804
525,000	NVIDIA Corp.	9,187,500
466,500	QUALCOMM, Inc.	34,381,050
613,664	Symantec Corp.	14,519,290
1,605,721	Texas Instruments, Inc.	74,264,597
200,000	Thomson Reuters Corp.	7,562,000
99,200	Visa, Inc. - Class A	20,932,192
100,000	Xilinx, Inc.	4,113,000
24,800	Yahoo!, Inc. (a)	888,088
		681,406,912

	Materials - 3.5%
320,000	Celanese Corp. - Series A	18,627,200
389,700	Dow Chemical Co. (The)	19,901,979
157,800	E.I. du Pont de Nemours and Co.	10,148,118
70,000	Greif, Inc. - Class A	3,512,600
62,434	Greif, Inc. - Class B	3,347,711
50,000	LyondellBasell Industries N.V. - Class A	5,312,500
121,900	Monsanto Co.	13,785,671
136,900	Potash Corp. of Saskatchewan, Inc.	4,858,581
481,200	Schweitzer-Mauduit International, Inc.	19,647,396
		99,141,756

	Utilities - 0.5%
22,000	Exelon Corp.	683,760
372,379	Public Service Enterprise Group, Inc.	13,096,569
		13,780,329

	TOTAL COMMON STOCKS
	(Cost $1,791,843,577)	$2,584,484,761

Shares		Value
	SHORT-TERM INVESTMENTS - 9.9%
285,309,604	Dreyfus Treasury Prime Cash Management Fund	$285,309,604
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $285,309,604)	285,309,604
	TOTAL INVESTMENTS
	(Cost $2,077,153,181) - 99.8% ^	2,869,794,365
	Other Assets in Excess of Liabilities - 0.2%	4,339,501
	TOTAL NET ASSETS - 100.0%	$2,874,133,866

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Fund's administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:
Cost of investments	$2,077,153,181
Gross unrealized appreciation	806,359,761
Gross unrealized depreciation	(13,718,577)
Net unrealized appreciation	$792,641,184

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.4%
	Consumer Discretionary - 10.2%
1,998,700	Ascena Retail Group, Inc. (a)	$32,099,122
154,200	Bed Bath & Beyond, Inc. (a)	9,759,318
963,215	CarMax, Inc. (a)	47,014,524
1,849,100	Carnival Corp.	66,974,402
161,800	DIRECTV (a)	13,922,890
1,400,000	DreamWorks Animation SKG, Inc. - Class A (a)	28,000,000
1,570,381	L Brands, Inc.	91,034,987
1,060,000	Norwegian Cruise Line Holdings Ltd. (a)	34,746,800
68,000	Ross Stores, Inc.	4,379,200
100,000	Royal Caribbean Cruises Ltd.	5,965,000
762,100	Shutterfly, Inc. (a)	37,586,772
3,331,700	Sony Corp. - ADR	61,403,231
126,000	TJX Cos., Inc.	6,714,540
100,000	Urban Outfitters, Inc. (a)	3,573,000
		443,173,786

	Consumer Staples - 0.2%
149,000	CVS Caremark Corp.	11,377,640

	Energy - 3.3%
130,000	Encana Corp.	2,801,500
179,700	EOG Resources, Inc.	19,666,368
241,400	Frank's International N.V.	5,588,410
70,000	National Oilwell Varco, Inc.	5,672,800
70,200	Noble Energy, Inc.	4,667,598
120,000	Range Resources Corp.	9,070,800
132,700	Schlumberger Ltd.	14,383,353
156,800	Southwestern Energy Co. (a)	6,362,944
1,853,300	Transocean Ltd.	74,762,122
		142,975,895

	Financials - 4.6%
3,784,923	Charles Schwab Corp. (The)	105,031,613
91,200	Chubb Corp. (The)	7,907,952
341,500	CME Group, Inc.	25,250,510
171,000	Discover Financial Services	10,441,260
560,650	Marsh & McLennan Cos., Inc.	28,464,201
450,000	Wells Fargo & Co.	22,905,000
		200,000,536

	Health Care - 34.5%
852,018	Abbott Laboratories	35,886,998
1,914,800	Abiomed, Inc. (a)	49,018,880
3,623,600	Accuray, Inc. (a)	28,517,732
564,200	Affymetrix, Inc. (a)	4,852,120
1,316,700	Amgen, Inc.	167,734,413
439,900	Biogen Idec, Inc. (a)	147,098,161
359,800	BioMarin Pharmaceutical, Inc. (a)	22,242,836
1,275,300	Boston Scientific Corp. (a)	16,298,334
960,800	Cepheid, Inc. (a)	36,164,512
193,700	Charles River Laboratories International, Inc. (a)	10,500,477
2,155,651	Eli Lilly & Co.	131,624,050
57,000	GlaxoSmithKline PLC - ADR	2,757,090
463,400	Illumina, Inc. (a)	74,102,294
5,855,100	ImmunoGen, Inc. (a) (b)	63,117,978
620,200	Insulet Corp. (a)	21,917,868
694,225	InterMune, Inc. (a)	30,455,651
588,537	Johnson & Johnson	58,906,668
890,300	Medtronic, Inc.	54,967,122
535,000	Momenta Pharmaceuticals, Inc. (a)	5,692,400
3,918,856	Nektar Therapeutics (a)	41,343,931
516,750	Novartis AG - ADR	44,926,245
220,000	NuVasive, Inc. (a)	8,223,600
433,000	OraSure Technologies, Inc. (a)	3,563,590
150,000	PerkinElmer, Inc.	6,933,000
3,296,614	QIAGEN N.V. (a)	80,536,280
586,500	Roche Holding AG - CHF	170,205,672
4,656,400	Seattle Genetics, Inc. (a)	163,905,280
91,000	Thermo Fisher Scientific, Inc.	11,056,500
118,500	Waters Corp. (a)	12,257,640
		1,504,807,322

	Industrials - 9.8%
558,400	AECOM Technology Corp. (a)	18,957,680
296,000	Airbus Group N.V. - EUR	17,173,935
894,500	American Airlines Group, Inc.	34,751,325
268,768	C.H. Robinson Worldwide, Inc.	18,131,089
133,600	Caterpillar, Inc.	13,460,200
180,000	CIRCOR International, Inc.	12,936,600
458,000	Curtiss-Wright Corp.	29,087,580
1,110,000	Delta Air Lines, Inc.	41,580,600
240,000	Expeditors International of Washington, Inc.	10,363,200
40,900	FedEx Corp.	6,007,392
185,400	IDEX Corp.	14,057,028
613,701	Jacobs Engineering Group, Inc. (a)	31,182,148
1,227,550	JetBlue Airways Corp. (a)	13,159,336
17,500	NOW, Inc. (a)	563,325
40,000	Pall Corp.	3,098,800
489,000	Ritchie Bros. Auctioneers, Inc.	11,843,580
33,100	Rockwell Automation, Inc.	3,695,946
2,823,200	Southwest Airlines Co.	79,840,096
1,259,100	United Continental Holdings, Inc. (a)	58,409,649
86,000	United Parcel Service, Inc. - Class B	8,349,740
		426,649,249

	Information Technology - 29.5%
57,850	Accenture PLC - Class A	4,586,348
1,530,900	Adobe Systems, Inc. (a)	105,800,499
875,000	Altera Corp.	28,630,000
132,000	Analog Devices, Inc.	6,551,160
301,700	Applied Materials, Inc.	6,323,632
272,517	ASML Holding N.V.	25,660,201
4,272,750	BlackBerry Ltd. (a)	39,864,757
704,000	Cisco Systems, Inc.	17,761,920
350,000	Corning, Inc.	6,877,500
671,000	Cree, Inc. (a)	31,691,330
34,300	eBay, Inc. (a)	1,811,040
1,261,400	Electronic Arts, Inc. (a)	42,383,040
1,553,700	EMC Corp.	45,523,410
105,000	F5 Networks, Inc. (a)	11,821,950
4,258,700	Flextronics International Ltd. (a)	44,247,893
658,418	FormFactor, Inc. (a)	4,444,322
84,267	Google, Inc. - Class A (a)	48,836,940
84,667	Google, Inc. - Class C (a)	48,395,657
1,468,500	Hewlett-Packard Co.	52,293,285
1,479,200	Intel Corp.	50,130,088
105,000	Intuit, Inc.	8,606,850
415,000	Jabil Circuit, Inc.	8,283,400
371,000	KLA-Tencor Corp.	26,522,790
2,975,000	L.M. Ericsson Telephone Co. - ADR	36,979,250
725,000	Micron Technology, Inc. (a)	22,148,750
2,345,400	Microsoft Corp.	101,227,464
1,141,411	NetApp, Inc.	44,332,403
195,900	NeuStar, Inc. - Class A (a)	5,457,774
1,861,000	Nuance Communications, Inc. (a)	33,832,980
675,000	NVIDIA Corp.	11,812,500
955,500	QUALCOMM, Inc.	70,420,350
160,000	Rambus, Inc. (a)	1,841,600
595,400	SanDisk Corp.	54,604,134
491,790	Stratasys Ltd. (a)	49,444,567
498,300	Symantec Corp.	11,789,778
1,553,500	Texas Instruments, Inc.	71,849,375
883,200	Trimble Navigation Ltd. (a)	27,290,880
297,100	Visa, Inc. - Class A	62,691,071
80,000	VMware, Inc. - Class A (a)	7,948,800
120,000	Xilinx, Inc.	4,935,600
		1,285,655,288

	Materials - 1.3%
394,500	Monsanto Co.	44,614,005
100,000	Praxair, Inc.	12,814,000
		57,428,005

	TOTAL COMMON STOCKS
	(Cost $2,665,400,737)	$4,072,067,721

Shares		Value
	SHORT-TERM INVESTMENTS - 7.7%
334,863,274	Dreyfus Treasury Prime Cash Management Fund	$334,863,274
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $334,863,274)	334,863,274
	TOTAL INVESTMENTS
	(Cost $3,000,264,011) - 101.1% ^	4,406,930,995
	Liabilities in Excess of Other Assets - (1.1)%	(46,915,547)
	TOTAL NET ASSETS - 100.0%	$4,360,015,448

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:
Cost of investments	$3,000,264,011
Gross unrealized appreciation	1,477,203,500
Gross unrealized depreciation	(70,536,516)
Net unrealized appreciation	$1,406,666,984

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.3%
	Consumer Discretionary - 14.4%
2,182,500	Ascena Retail Group, Inc. (a)	$35,050,950
20,900	Burlington Stores, Inc. (a)	684,057
1,283,400	CarMax, Inc. (a)	62,642,754
74,700	DIRECTV (a)	6,427,935
4,061,500	DreamWorks Animation SKG, Inc. - Class A (a) (b)	81,230,000
98,150	Gildan Activewear, Inc.	5,747,664
5,420,000	Quiksilver, Inc. (a)	16,205,800
1,091,201	Royal Caribbean Cruises Ltd.	65,090,139
2,335,363	Shutterfly, Inc. (a) (b)	115,180,103
6,957,000	Sony Corp. - ADR	128,217,510
299,890	Tesla Motors, Inc. (a)	66,965,437
1,676,500	Tribune Media Co. - Class A (a)	138,311,250
419,125	Tribune Publishing Co. (a)	8,814,199
4,347,000	Tuesday Morning Corp. (a) (b)	71,551,620
129,100	Urban Outfitters, Inc. (a)	4,612,743
		806,732,161

	Consumer Staples - 0.6%
2,713,405	Boulder Brands, Inc. (a)	30,797,147

	Energy - 4.0%
520,400	Cabot Oil & Gas Corp.	17,147,180
160,000	Cameron International Corp. (a)	11,345,600
120,000	EOG Resources, Inc.	13,132,800
84,800	National Oilwell Varco, Inc.	6,872,192
107,000	Range Resources Corp.	8,088,130
1,625,000	Rex Energy Corp. (a)	22,408,750
5,412,813	Solazyme, Inc. (a) (b)	52,396,030
2,378,882	Transocean Ltd.	95,964,100
		227,354,782

	Financials - 2.0%
991,200	CME Group, Inc.	73,289,328
116,500	Discover Financial Services	7,113,490
601,920	MarketAxess Holdings, Inc.	33,845,962
		114,248,780

	Health Care - 28.4%
1,797,200	Abaxis, Inc. (b)	85,205,252
1,503,300	Abbott Laboratories	63,318,996
2,668,073	Abiomed, Inc. (a) (b)	68,302,669
3,666,900	Accuray, Inc. (a)	28,858,503
4,850,000	Affymetrix, Inc. (a) (b)	41,710,000
6,800	Avalanche Biotechnologies, Inc. (a)	190,332
202,600	Biogen Idec, Inc. (a)	67,747,414
594,300	BioMarin Pharmaceutical, Inc. (a)	36,739,626
99,000	Boston Scientific Corp. (a)	1,265,220
5,153,700	Cardica, Inc. (a) (b)	5,617,533
966,400	Cepheid, Inc. (a)	36,375,296
591,500	Charles River Laboratories International, Inc. (a)	32,065,215
7,822,690	Dyax Corp. (a) (b)	73,689,740
963,062	Epizyme, Inc. (a)	30,163,102
2,025,000	Exact Sciences Corp. (a)	31,610,250
2,758,232	Fluidigm Corp. (a) (b)	78,968,182
1,600	Foundation Medicine, Inc. (a)	36,032
113,000	Illumina, Inc. (a)	18,069,830
3,769,817	ImmunoGen, Inc. (a)	40,638,627
1,014,356	Insulet Corp. (a)	35,847,341
2,658,500	InterMune, Inc. (a)	116,628,395
1,352,200	KaloBios Pharmaceuticals, Inc. (a)	2,231,130
777,638	Luminex Corp. (a)	14,153,012
1,769,283	Momenta Pharmaceuticals, Inc. (a)	18,825,171
9,737,330	Nektar Therapeutics (a) (b)	102,728,831
505,000	NuVasive, Inc. (a)	18,876,900
159,100	OncoMed Pharmaceuticals, Inc. (a)	3,434,969
1,523,900	OraSure Technologies, Inc. (a)	12,541,697
1,352,339	Pharmacyclics, Inc. (a)	162,875,709
5,491,114	QIAGEN N.V. (a)	134,147,915
426,400	Roche Holding AG - CHF	123,743,732
2,969,700	Seattle Genetics, Inc. (a)	104,533,440
259,800	Xencor, Inc. (a)	2,509,668
74,000	XenoPort, Inc. (a)	317,460
		1,593,967,189

	Industrials - 16.1%
375,000	AECOM Technology Corp. (a)	12,731,250
772,400	Alaska Air Group, Inc.	33,962,428
3,500	Allegiant Travel Co.	412,160
3,070,200	American Airlines Group, Inc.	119,277,270
190,000	C.H. Robinson Worldwide, Inc.	12,817,400
809,000	CIRCOR International, Inc.	58,142,830
23,500	Colfax Corp. (a)	1,479,795
16,000	Controladora Comercial Mexicana, S.A. de C.V. - ADR (a)	137,760
232,974	Curtiss-Wright Corp.	14,796,179
3,289,900	Delta Air Lines, Inc.	123,239,654
42,800	Esterline Technologies Corp. (a)	4,645,940
265,000	Hawaiian Holdings, Inc. (a)	3,691,450
579,500	Hertz Global Holdings, Inc. (a)	16,353,490
889,083	Jacobs Engineering Group, Inc. (a)	45,174,307
6,630,925	JetBlue Airways Corp. (a)	71,083,516
385,000	NCI Building Systems, Inc. (a)	6,452,600
194,000	NN, Inc.	5,626,000
21,200	NOW, Inc. (a)	682,428
3,469,100	Polypore International, Inc. (a) (b)	149,518,210
375,372	Ritchie Bros. Auctioneers, Inc.	9,091,510
907,000	Southwest Airlines Co.	25,649,960
470,500	Spirit Airlines, Inc. (a)	30,780,110
2,400	TransDigm Group, Inc.	403,008
148,137	Trex Co., Inc. (a)	4,170,056
3,173,100	United Continental Holdings, Inc. (a)	147,200,109
795,357	UTi Worldwide, Inc.	7,524,077
		905,043,497

	Information Technology - 29.8%
1,087,100	Adobe Systems, Inc. (a)	75,129,481
889,200	Altera Corp.	29,094,624
15,000	Applied Materials, Inc.	314,400
20,200	Arista Networks, Inc. (a)	1,335,624
151,500	ASML Holding N.V.	14,265,240
2,212,723	Audience, Inc. (a) (b)	21,087,250
9,379,326	Axcelis Technologies, Inc. (a) (b)	16,413,820
17,278,618	BlackBerry Ltd. (a)	161,209,506
15,000	Chegg, Inc. (a)	96,450
3,530,360	comScore, Inc. (a) (b)	127,763,728
505,980	Cray, Inc. (a)	13,418,590
581,700	Cree, Inc. (a)	27,473,691
16,900	eBay, Inc. (a)	892,320
1,184,000	Electronic Arts, Inc. (a)	39,782,400
2,790,800	Ellie Mae, Inc. (a) (b)	80,151,776
1,780,000	EMC Corp.	52,154,000
654,200	F5 Networks, Inc. (a)	73,656,378
1,390,222	FARO Technologies, Inc. (a) (b)	70,386,940
374,000	FEI Co.	28,648,400
500	FireEye, Inc. (a)	17,750
7,555,900	Flextronics International Ltd. (a)	78,505,801
922,500	FormFactor, Inc. (a)	6,226,875
73,370	Google, Inc. - Class A (a)	42,521,584
73,370	Google, Inc. - Class C (a)	41,938,292
1,903,100	Guidance Software, Inc. (a) (b)	14,729,994
93,000	Hewlett-Packard Co.	3,311,730
246,800	Intuit, Inc.	20,230,196
700,000	Jabil Circuit, Inc.	13,972,000
558,500	KLA-Tencor Corp.	39,927,165
4,451,500	Micron Technology, Inc. (a)	135,993,325
1,696,567	NetApp, Inc.	65,894,662
163,798	NeuStar, Inc. - Class A (a)	4,563,412
6,300	Nimble Storage, Inc. (a)	163,044
2,933,006	Nuance Communications, Inc. (a)	53,322,049
2,692,455	NVIDIA Corp.	47,117,963
3,283,592	Peregrine Semiconductor Corp. (a) (b)	22,131,410
845,800	QUALCOMM, Inc.	62,335,460
137,200	Rambus, Inc. (a)	1,579,172
785,500	SanDisk Corp.	72,038,205
7,555,200	ServiceSource International, Inc. (a) (b)	33,469,536
200,000	SMART Technologies, Inc. - Class A (a)	486,000
479,500	Stratasys Ltd. (a)	48,208,930
43,300	Symantec Corp.	1,024,478
709,000	Trimble Navigation Ltd. (a)	21,908,100
1,300	Twitter, Inc. (a)	58,747
125,000	VMware, Inc. - Class A (a)	12,420,000
24,000	Xoom Corp. (a)	519,840
		1,677,890,338

	Materials - 1.0%
2,266,000	Marrone Bio Innovations, Inc. (a) (b)	21,005,820
284,300	Monsanto Co.	32,151,487
94,100	Potash Corp. of Saskatchewan, Inc.	3,339,609
		56,496,916

	TOTAL COMMON STOCKS
	(Cost $3,643,528,407)	$5,412,530,810

Shares		Value
	SHORT-TERM INVESTMENTS - 4.1%
233,263,982	Dreyfus Treasury Prime Cash Management Fund	$233,263,982
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $233,263,982)	233,263,982
	TOTAL INVESTMENTS
	(Cost $3,876,792,389) - 100.4% ^	5,645,794,792
	Liabilities in Excess of Other Assets - (0.4)%	(24,188,978)
	TOTAL NET ASSETS - 100.0%	$5,621,605,814

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:
Cost of investments	$3,876,792,389
Gross unrealized appreciation	1,877,987,007
Gross unrealized depreciation	(108,984,604)
Net unrealized appreciation	$1,769,002,403

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading.  Securities traded on the National Association of Securities Dealers Authorized Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded.  Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price.  Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”).  To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value.  These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its share NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of July 31, 2014.  There were no significant transfers into or out of Level 1 and Level 2 during the reporting period.  These assets are measured on a recurring basis.

PRIMECAP Odyssey Stock Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$2,584,484,761	$-	$-	$2,584,484,761
Total Equity	$2,584,484,761	$-	$-	$2,584,484,761
Short-Term Investments	$285,309,604	$-	$-	$285,309,604
Total Investments in Securities	$2,869,794,365	$-	$-	$2,869,794,365

PRIMECAP Odyssey Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$4,072,067,721	$-	$-	$4,072,067,721
Total Equity	$4,072,067,721	$-	$-	$4,072,067,721
Short-Term Investments	$334,863,274	$-	$-	$334,863,274
Total Investments in Securities	$4,406,930,995	$-	$-	$4,406,930,995

PRIMECAP Odyssey Aggressive Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$5,412,530,810	$-	$-	$5,412,530,810
Total Equity	$5,412,530,810	$-	$-	$5,412,530,810
Short-Term Investments	$233,263,982	$-	$-	$233,263,982
Total Investments in Securities	$5,645,794,792	$-	$-	$5,645,794,792

1 Refer to each Fund's respective Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds' investments are in companies that are considered to be affiliated companies of a Fund because the
Fund owns 5% or more of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2013	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2014
ImmunoGen, Inc.	$96,374,946	$-	$-	$-	$-	$63,117,978
	$96,374,946	$-	$-	$-	$-	$63,117,978

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2013	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2014
Abaxis, Inc. (1)	$-	$69,536,777	$600,112	$178,720	$(60,636)	$85,205,252
Abiomed, Inc.	64,052,330	-	63,509	-	1,919	68,302,669
Active Network, Inc. (2)(3)	63,250,088	-	63,512,900	-	40,045,273	N/A
Affymetrix, Inc.	34,289,500	-	-	-	-	41,710,000
Audience, Inc. (1)	-	13,646,407	155,028	-	(90,337)	21,087,250
Axcelis Technologies, Inc. (1)	-	19,178,091	4,929	-	(2,542)	16,413,820
Boulder Brands, Inc. (2)	54,306,708	-	7,705,644	-	4,457,833	N/A
Cardica, Inc. (1)	-	2,704,700	4,753	-	(22,305)	5,617,533
comScore, Inc.	75,571,107	23,230,423	1,185,797	-	(44,386)	127,763,728
DreamWorks Animation SKG, Inc.	140,271,008	-	825,851	-	(352,339)	81,230,000
Dyax, Corp.	65,347,274	-	824,548	-	(1,602)	73,689,740
Ellie Mae, Inc. (1)	-	44,531,184	-	-	-	80,151,776
FARO Technologies, Inc.	59,621,050	5,755,751	-	-	-	70,386,940
Fluidigm Corp.	79,450,025	7,169,420	-	-	-	78,968,182
Guidance Software, Inc.	14,491,794	2,422,702	-	-	-	14,729,994
InterMune, Inc. (2)	59,331,581	15,286,482	75,387,624	-	23,978,458	N/A
Marrone Bio Innovations, Inc. (1)	-	27,746,617	-	-	-	21,005,820
Nektar Therapeutics	68,357,880	32,142,062	585,674	-	(140,702)	102,728,831
Peregrine Semiconductor Corp.	24,003,167	2,409,151	-	-	-	22,131,410
Polypore International, Inc. (1)	-	58,264,778	-	-	-	149,518,210
ServiceSource International, Inc. (1)	-	47,717,513	-	-	-	33,469,536
Shutterfly, Inc. (1)	-	59,659,342	582,749	-	(274,680)	115,180,103
Solazyme, Inc. (1)	-	29,387,970	-	-	-	52,396,030
Tuesday Morning Corp.	60,451,630	1,140,339	-	-	-	71,551,620
	$862,795,142	$461,929,709	$151,439,118	$178,720	$67,493,954	$1,333,238,444

(1) As of October 31, 2013, the company was not an affiliate.
(2) No longer an affiliate as of July 31, 2014.
(3) Included in "Proceeds from Securities Sold" are proceeds received when Active Network, Inc. was acquired in an all cash transaction.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By /s/Joel P. Fried
                     Joel P. Fried, Co-Chief Executive Officer

Date 9/25/2014

By /s/Theo A. Kolokotrones
     Theo A. Kolokotrones, Co-Chief Executive Officer

Date 9/25/2014

By /s/Alfred W. Mordecai
     Alfred W. Mordecai, Co-Chief Executive Officer

Date 9/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Joel P. Fried
      Joel P. Fried, Co-Chief Executive Officer

Date 9/25/2014

By /s/Theo A. Kolokotrones
      Theo A. Kolokotrones, Co-Chief Executive Officer

Date 9/25/2014

By /s/Alfred W. Mordecai
     Alfred W. Mordecai, Co-Chief Executive Officer

Date 9/25/2014

By /s/Michael J. Ricks
      Michael J. Ricks, Chief Financial Officer

Date 9/25/2014